REVENUE - Schedule of Revenue from Contracts with Customers Disaggregated by Timing of Revenue Recognition (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue recognized	$ 0	$ 0	$ 0	$ 142,827	$ 152,127	$ 2,085,532
At a point in time [Member]
Disaggregation of Revenue [Line Items]
Revenue recognized	0	0	0	123,827	152,127	2,080,532
Over time [Member]
Disaggregation of Revenue [Line Items]
Revenue recognized	$ 0	$ 0	$ 0	$ 19,000	$ 0	$ 5,000